REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of detail of revenues
The detail of revenues is as follows:

	For the year ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Passengers	12,611,528	11,233,287	10,215,148
Cargo	1,653,528	1,599,756	1,425,393
Total	14,265,056	12,833,043	11,640,541